SHAREHOLDERS' EQUITY (Options Granted to Employees) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Intrinsic value of options exercised during the period	$ 424
Amount of incremental effect in connection with modification	917
Amount of incremental effect in connection with modification during period	$ 89	$ 803